Shareholder Report, Holdings (Details) - C000105973 [Member]	Mar. 31, 2025
Tyson Foods Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dana Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Petco Health And Wellness Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Southwest Airlines Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Advance Auto Parts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Under Armour Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ryerson Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
DXC Technology Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Sonic Automotive Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%